CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue		$ 46,853,369	$ 160,308,979	$ 133,491,118	$ 41,027,474
Government grants		31,941	16,372	51,586	141,775
Initial recognition and changes in the fair value of biological assets			279,945
Cost of sales		(29,613,158)	(86,964,881)	(77,094,551)	(30,598,956)
Research and development expenses		(1,990,268)	(3,689,391)	(3,950,100)	(853,854)
Selling, general and administrative expenses		(15,689,598)	(39,243,800)	(35,263,688)	(8,827,121)
Share of profit or loss of joint ventures and associates		(649,075)	1,012,486	(2,136,801)	(707,042)
Other income or expenses, net		54,252	365,900	613,389	24,765
Operating profit/(loss)		(1,002,537)	32,085,610	15,710,953	207,041
Finance results		(10,193,263)	(41,458,217)	(40,950,716)	(8,249,577)
Loss before income tax		(11,195,800)	(9,372,607)	(25,239,763)	(8,042,536)
Income tax (expense) benefit		2,817,251	(6,986,284)	10,928,517	1,860,647
Loss for the year		(8,378,549)	(16,358,891)	(14,311,246)	(6,181,889)
Profit (loss) for the year attributable to:
Equity holders of the parent		(5,908,927)	(18,369,045)	(11,039,533)	(5,865,870)
Non-controlling interests		(2,469,622)	2,010,154	(3,271,713)	(316,019)
Loss for the year		$ (8,378,549)	$ (16,358,891)	$ (14,311,246)	$ (6,181,889)
LOSS PER SHARE
Basic and diluted loss attributable to ordinary equity holders of the parent (per share)	[1]	$ (0.21)	$ (0.60)	$ (0.39)	$ (0.21)
Weighted average number of shares
Basic	[1]	28,098,117	30,478,390	28,098,117	28,098,117
Loss for the year		$ (8,378,549)	$ (16,358,891)	$ (14,311,246)	$ (6,181,889)
Other comprehensive income (loss)		(2,714,241)	3,904,365	(31,833,554)	(4,579,700)
Items that may be subsequently reclassified to profit and loss		(4,747,113)	5,251,488	(43,710,972)	(4,579,700)
Exchange differences on translation of foreign operations from joint ventures		(1,498,641)	11,337	(13,865,192)	(277,603)
Exchange differences on translation of foreign operations		(3,248,472)	5,240,151	(29,845,780)	(4,302,097)
Items that will not be subsequently reclassified to loss and profit		2,032,872	(1,347,123)	11,877,418
Revaluation of property, plant and equipment, net of tax, of JV and associates (*)	[2]	189,025	94,009	1,679,818
Revaluation of property, plant and equipment, net of tax	[3]	1,843,847	(1,441,132)	8,381,618
Tax rate change over revaluation of property, plant and equipment				1,815,982
Total comprehensive loss		(11,092,790)	(12,454,526)	(46,144,800)	(10,761,589)
Total comprehensive income / (loss) attributable to:
Equity holders of the parent		(8,069,589)	(14,333,037)	(33,927,072)	(9,083,688)
Non-controlling interests		(3,023,201)	1,878,511	(12,217,728)	(1,677,901)
Total comprehensive loss		$ (11,092,790)	$ (12,454,526)	$ (46,144,800)	$ (10,761,589)

[1]	For the years ended June 30, 2019, and 2018, the six-month transition period ended June 30, 2017 and the year ended Decemeber 31, 2016 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.
[2]	The tax effect of the revalution of property, plant and equipment of JV and associates was $31,336, $559,939, $66,158 and nil for the years ended June 30, 2019 and 2018, the six-month transition period ended June 30,2017 and the year ended December 31, 2016 respectively.
[3]	The tax effect of the revalution of property, plant and equipment was ($480,378), $4,513,179, $1,008,381 and nil for the years ended June 30, 2019 and 2018, the six-month transition period ended June 30,2017 and the year ended December 31, 2016 respectively.